SEGMENT - Additional Information (Details)	6 Months Ended
Jun. 30, 2026 Segment
Segment Reporting [Abstract]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember
Number of reportable segments	2
Number of operating segments	2